                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [_]; Amendment Number: ______
This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Berkshire Hathaway Inc.
Address: 1440 Kiewit Plaza
         Omaha, NE 68131

Form 13F File Number: 28-4545

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Marc D. Hamburg
Title: Senior Vice President
Phone: 402-346-1400

Signature, Place, and Date of Signing:


    (s) Marc D. Hamburg              Omaha, NE               August 12, 2011
--------------------------   ------------------------   ------------------------
     [Signature]                  [City, State]                [Date]

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number   Name
--------------------   -----------------------------------------------
28-5194                General Re - New England Asset Management, Inc.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 21

Form 13F Information Table Entry Total:            96

Form 13F Information Table Value Total:   $52,357,493
                                           (thousands)

Confidential information has been omitted from the Form 13F and filed separately with the Commission.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NO.   FORM 13F FILE NUMBER   NAME
---   --------------------   ---------------------------------------------------
1.    28-5678                Berkshire Hathaway Life Insurance Co. of Nebraska
2.    28-10388               BH Columbia Inc.
3.    28-______              BH Finance LLC
4.    28-719                 BCS Holdings, LLC
5.    28-554                 Buffett, Warren E.
6.    28-1517                Columbia Insurance Co.
7.    28-2226                Cornhusker Casualty Co.
8.    28-06102               Cypress Insurance Company
9.    28-11217               Fechheimer Brothers Company
10.   28-852                 GEICO Corp.
11.   28-101                 Government Employees Ins. Corp.
12.   28-_____               Medical Protective Corp.
13.   28-1066                National Fire & Marine
14.   28-718                 National Indemnity Co.
15.   28-5006                National Liability & Fire Ins. Co.
16.   28-11222               Nebraska Furniture Mart
17.   28-717                 OBH LLC
18.   28-_____               U.S. Investment Corp.
19.   28-1357                Wesco Financial LLC
20.   28-3091                Wesco Financial Ins. Co.
21.   28-3105                Wesco Holdings Midwest, Inc.

                             BERKSHIRE HATHAWAY INC.
                           Form 13F Information Table
                                  June 30, 2011

    Column 1     Column 2   Column 3     Column 4      Column 5           Column 6          Column 7          Column 8
---------------- -------- ----------- -------------- ----------- ------------------------- ---------- -----------------------
                                                                   Investment Discretion
                                          Market      Shares or                    (c)                    Voting Authority
                 Title of    CUSIP         Value      Principal  (a)  (b) Shared-  Shared-    Other       (a)       (b)   (c)
 Name of Issuer    Class     Number   (In Thousands)   Amount $  Sole   Defined     Other   Managers      Sole    Shared None
---------------- -------- ----------- -------------- ----------- ---- ----------- -------- ---------- ----------- ------ ----
American Express  Com     025816 10 9        890,553  17,225,400          X                5, 2, 6,    17,225,400
   Co.                                                                                     17
                                             413,323   7,994,634          X                5, 13, 17    7,994,634
                                           6,217,229 120,255,879          X                5, 14, 17  120,255,879
                                             100,458   1,943,100          X                5, 4, 17,    1,943,100
                                                                                           19, 20, 21
                                              72,365   1,399,713          X                5, 16, 17    1,399,713
                                              43,419     839,832          X                5, 9, 17       839,832
                                             100,926   1,952,142          X                5, 17        1,952,142
Bank of New York  Com     064058 10 0         45,960   1,793,915          X                5, 1, 14,    1,793,915
   Mellon Corp.                                                                            17
Coca Cola         Com     191216 10 0         26,916     400,000          X                5, 17          400,000
                                             119,507   1,776,000          X                5, 15, 17    1,776,000
                                             484,865   7,205,600          X                5, 4, 17,    7,205,600
                                                                                           19, 20, 21
                                           2,701,128  40,141,600          X                5, 2, 6,    40,141,600
                                                                                           17
                                           9,416,939 139,945,600          X                5, 14, 17  139,945,600
                                             614,977   9,139,200          X                5, 13, 17    9,139,200
                                              32,299     480,000          X                5, 16, 17      480,000
                                              61,368     912,000          X                5, 8, 17       912,000
Comdisco Holding  Com     200334 10 0          7,589   1,218,199          X                5, 14, 17    1,218,199
   Co.
                                               1,887     302,963          X                5, 3, 14,      302,963
                                                                                           17
                                                 107      17,215          X                5, 13, 17       17,215
ConocoPhillips    Com     20825C 10 4      1,587,234  21,109,637          X                5, 14, 17   21,109,637
                                             150,380   2,000,000          X                5, 13, 17    2,000,000
                                             450,538   5,992,000          X                5, 10,       5,992,000
                                                                                           11, 14, 17
Costco Wholesale  Com     22160K 10 5        352,042   4,333,363          X                5, 14, 17    4,333,363
   Corp.
Dollar General    Com     256677 10 5         50,760   1,497,800          X                5, 10,       1,497,800
   Corp.                                                                                   11, 14, 17
Exxon Mobil Corp. Com     30231G 10 2         34,326     421,800          X                5              421,800
Gannett Inc.      Com     364730 10 1         24,920   1,740,231          X                5, 14, 17    1,740,231
General Electric  Com     369604 10 3        146,691   7,777,900          X                5            7,777,900
   Co.
GlaxoSmithKline   ADR     37733W 10 5         64,800   1,510,500          X                5, 14, 17    1,510,500
Ingersoll-Rd      CLA     G4776G 10 1         28,881     636,600          X                5              636,000
   Company LTD.
                                      --------------
                                          24,242,387
                                      --------------

                             BERKSHIRE HATHAWAY INC.
                           Form 13F Information Table
                                  June 30, 2011

    Column 1     Column 2   Column 3     Column 4      Column 5           Column 6          Column 7          Column 8
---------------- -------- ----------- -------------- ----------- ------------------------- ---------- -----------------------
                                                                   Investment Discretion
                                          Market      Shares or                    (c)                    Voting Authority
                 Title of    CUSIP         Value      Principal  (a)  (b) Shared-  Shared-    Other       (a)       (b)   (c)
 Name of Issuer    Class     Number   (In Thousands)   Amount $  Sole   Defined     Other   Managers      Sole    Shared None
---------------- -------- ----------- -------------- ----------- ---- ----------- -------- ---------- ----------- ------ ----
Johnson & Johnson  Com    478160 10 4        287,533   4,322,500          X                5              4,322,500
                                             131,353   1,974,648          X                5, 1, 14, 17   1,974,648
                                             997,216  14,991,217          X                5, 14, 17     14,991,217
                                             927,079  13,936,841          X                5, 2, 6, 17   13,936,841
                                               9,603     144,357          X                5, 4, 17, 19,
                                                                                           20, 21           144,357
                                             141,821   2,132,000          X                5, 2, 6,
                                                                                           12, 17         2,132,000
                                              38,249     575,000          X                5, 18            575,000
                                             302,533   4,548,000          X                5, 10, 11,
                                                                                           14, 17         4,548,000
Kraft Foods Inc.   Com    50075N 10 4      1,825,104  51,805,384          X                5, 14, 17     51,805,384
                                           1,035,848  29,402,440          X                5, 2, 6, 17   29,402,440
                                             352,300  10,000,000          X                5, 4, 17, 19,
                                                                                           20, 21        10,000,000
                                               9,153     259,800          X                5, 2, 6, 12,
                                                                                           17               259,800
                                             281,840   8,000,000          X                5              8,000,000
M & T Bank
   Corporation     Com    55261F 10 4        409,234   4,653,026          X                5, 14, 17      4,653,026
                                              48,021     546,000          X                5, 10, 11,
                                                                                           14, 17           546,000
                                              14,494     164,795          X                5, 13, 17        164,795
Mastercard Inc.    Com    57636Q 10 4        122,043     405,000          X                5, 10, 11,
                                                                                           14, 17           405,000
Moody's            Com    615369 10 5        486,886  12,695,850          X                5, 14, 17     12,695,850
                                             602,839  15,719,400          X                5, 10, 11,
                                                                                           14, 17        15,719,400
Procter & Gamble
   Co.             Com    742718 10 9      2,370,591  37,291,036          X                5, 14, 17     37,291,036
                                           1,289,200  20,280,000          X                5, 2, 6, 17   20,280,000
                                             396,677   6,240,000          X                5, 13, 17      6,240,000
                                             396,677   6,240,000          X                5, 4, 17,
                                                                                           19, 20, 21     6,240,000
                                              49,585     780,000          X                5, 15, 17        780,000
                                              99,169   1,560,000          X                5, 8, 17       1,560,000
                                             278,119   4,375,000          X                5              4,375,000
Sanofi Aventis     ADR    80105N 10 5         19,623     488,500          X                5, 10, 11,
                                                                                           14, 17           488,500
                                             116,338   2,896,133          X                5, 14, 17      2,896,133
                                               6,801     169,300          X                5, 13, 17        169,300
                                              20,476     509,742          X                5, 2, 6,
                                                                                           12, 17           509,742
                                      --------------
                                          13,066,405
                                      --------------

                             BERKSHIRE HATHAWAY INC.
                           Form 13F Information Table
                                  June 30, 2011

    Column 1     Column 2   Column 3     Column 4      Column 5           Column 6          Column 7          Column 8
---------------- -------- ----------- -------------- ----------- ------------------------- ---------- -----------------------
                                                                   Investment Discretion
                                          Market      Shares or                    (c)                    Voting Authority
                 Title of    CUSIP         Value      Principal  (a)  (b) Shared-  Shared-    Other       (a)       (b)   (c)
 Name of Issuer    Class     Number   (In Thousands)   Amount $  Sole   Defined     Other   Managers      Sole    Shared None
---------------- -------- ----------- -------------- ----------- ---- ----------- -------- ---------- ----------- ------ ----
Torchmark Corp.    Com    891027 10 4          4,974      77,551           X               5, 1, 14, 17       77,551
                                              28,846     449,728           X               5, 2, 6, 17       449,728
                                             106,274   1,656,900           X               5, 14, 17       1,656,900
                                              41,030     639,700           X               5, 13, 17         639,700
US Bancorp         Com    902973 30 4        594,569  23,307,300           X               5, 2, 6, 17    23,307,300
                                             529,813  20,768,826           X               5, 14, 17      20,768,826
                                             213,391   8,365,000           X               5               8,365,000
                                             255,100  10,000,000           X               5, 4, 17, 19,
                                                                                           20, 21         10,000,000
                                              55,459   2,174,000           X               5, 2, 6, 12,
                                                                                           17              2,174,000
                                              44,515   1,745,000           X               5, 18           1,745,000
                                              68,349   2,679,300           X               5, 10, 11,
                                                                                           14, 17          2,679,300
USG Corporation    Com    903293 40 5        244,815  17,072,192           X               5, 14, 17      17,072,192
United Parcel
   Service Inc.    Com    911312 10 6        104,232   1,429,200           X               5               1,429,200
Verisk Analytics   CI A   92345Y 10 6         72,741   2,101,125           X               5, 10, 11, 14,
                                                                                           17              2,101,125
Wal-Mart Stores,
   Inc.            Com    931142 10 3      1,800,975  33,891,142           X               5, 14, 17      33,891,142
                                             223,188   4,200,000           X               5, 3, 14, 17    4,200,000
                                              50,270     946,000           X               5, 10, 11,
                                                                                           14, 17            946,000
Washington Post
   Co.             Cl B   939640 10 8        374,669     894,304           X               5, 14, 17                        894,304
                                              62,135     148,311           X               5, 1, 7, 14,
                                                                                           17                               148,311
                                             271,549     648,165           X               5, 13, 17                        648,165
                                              15,495      36,985           X               5, 15, 17                         36,985
Wells Fargo & Co.
   Del             Com    949746 10 1      1,741,190  62,052,396           X               5, 2, 6, 17    62,052,396
                                             354,768  12,643,200           X               5, 4, 17, 19,
                                                                                           20, 21         12,643,200
                                           1,306,495  46,560,770           X               5, 13, 17      46,560,770
                                              78,231   2,788,000           X               5, 15, 17       2,788,000
                                              28,060   1,000,000           X               5, 17           1,000,000
                                           4,500,562 160,390,665           X               5, 14, 17     160,390,665
                                              45,169   1,609,720           X               5, 16, 17       1,609,720
                                              47,702   1,700,000           X               5, 9, 17        1,700,000
                                              23,009     820,000           X               5, 8, 17          820,000
                                             617,320  22,000,000           X               5, 10, 11,
                                                                                           14, 17         22,000,000
                                             448,960  16,000,000           X               5, 1, 7,
                                                                                           14, 17         16,000,000
                                             224,480   8,000,000           X               5               8,000,000
                                              75,762   2,700,000           X               5, 2, 6,
                                                                                           12, 17          2,700,000
                                              56,120   2,000,000           X               5, 18           2,000,000
                                             147,315   5,250,000           X               5, 1, 14, 17    5,250,000
                                             191,169   6,812,857           X               5, 3, 14, 17    6,812,857
                                         -----------
                                          15,048,701
                                         -----------
GRAND TOTAL                              $52,357,493
                                         ===========